RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2018
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 7 - RELATED PARTY TRANSACTIONS

During the Successor periods from January 1, 2018 through June 30, 2018 and from February 1, 2017 through June 30, 2017, the Company paid a monthly management fee of $65,000, plus reimbursement of expenses, to a related party for management services, which is included in other selling, general and administrative expenses on the Company’s condensed consolidated statements of operations and comprehensive income (loss).  During the Predecessor period from January 1, 2017 to January 31, 2017, all management fees were waived.  There were no amounts payable to or receivable from related parties on the condensed consolidated balance sheets. Upon closing of the Merger, the management fee agreement with the related party was terminated and a one-time termination fee was included as part of transaction costs in the third quarter of 2018 (see Note 11).